Form N-1A Supplement	Apr. 29, 2026
BNY Mellon Research Growth Fund, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	April 29, 2026 BNY MELLON RESEARCH GROWTH FUND, INC. Supplement to Current Summary Prospectus and Prospectus IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY